VALUATION ALLOWANCES (Details 2) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Less allowances for doubtful accounts and sales returns	¥ 5,378	¥ 5,062
Allowance For Doubtful And Sales Returns
Valuation and Qualifying Accounts Disclosure [Line Items]
Less allowances for doubtful accounts and sales returns	5,378	5,062
Valuation allowances, deducted from the related receivables	2,336	2,517
Total	7,714	7,579	¥ 7,073	¥ 7,093
Allowance For Doubtful And Sales Returns | Other current assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	232	378
Allowance For Doubtful And Sales Returns | Other Long-term Investments
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	76
Allowance For Doubtful And Sales Returns | Other Assets
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation allowances, deducted from the related receivables	¥ 2,028	¥ 2,139